Nature of Business and Summary of Significant Accounting Policies (Details Narrative) (10K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt and equity financing			$ 3,148,500		$ 4,400,000
Unrecognized tax benefits
Research and development expenses	$ 5,238	$ 75,346	$ 163,073	$ 115,159	$ 115,159	$ 0
Minimum [Member]
Property plant and equipment, estimated useful lives					5 years
Maximum [Member]
Property plant and equipment, estimated useful lives					7 years
Hanover Portfolio Acquisitions, Inc [Member]
Acquisitions description					On January 22, 2014 Hanover Portfolio Acquisitions, Inc. (the "Company") received written consents in lieu of a meeting of stockholders from holders of a majority of the shares of Common Stock representing in excess of 50% of the total issued and outstanding voting power of the Company approving an amendment to the Company's Certificate of Incorporation to change the name of the Company from Hanover Portfolio Acquisitions, Inc. to Endonovo Therapeutics, Inc. The name change was affected pursuant to a Certificate of Amendment (the "Certificate of Amendment"), filed with the Secretary of State of Delaware on January 24, 2014.
Common stock, voting rights					Common Stock representing in excess of 50% of the total issued and outstanding voting power